CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) (CAD) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Sales	260.50
Operating expenses
Cost of sales, excluding depreciation and amortization	245.6
Depreciation and amortization	12.9
Selling, general and administrative	7.7
Restructuring (note 24)	0
Impairment and other closure costs (note 7)	8.2		661.8		294.5
Costs and Expenses	266.2
Operating earnings (loss)	(5.7)
Interest expense, net (note 25)	(11.6)
Foreign exchange gain (loss) on long-term debt	(3.2)
Other income (expense), net (note 26)	0.1
Loss before reorganization items and income taxes	(20.4)
Reorganization items, net (note 6)	(3.2)
Income (loss) before income taxes	(23.6)
Income tax expense (recovery) (note 21)	0.2
Earnings (loss) from continuing operations	(23.8)
Loss from discontinued operations net of tax (note 9)	(12.9)
Net earnings (loss)	(36.7)
Net (earnings) loss attributable to non-controlling interest (note 8)	1.5
Net earnings (loss) attributable to the company	(35.2)
Basic and diluted net earnings (loss) per share from continuing operations attributable to the company's common shareholders (note 27) (in dollars per share)	(1.55)	1.63	(2.04)		(0.99)
Basic and diluted net loss per share from discontinued operations attributable to the company's common shareholders (in dollars per share)	(0.89)	(0.01)	(0.51)		(0.05)
Weighted average number of the company's common shares outstanding (in shares)	14.4	381.9	381.9		381.8
Predecessor [Member]
Sales		797.70	1,079.70		1,051.40
Operating expenses
Cost of sales, excluding depreciation and amortization		718.0	970.7		930.1
Depreciation and amortization		23.4	112.4		119.3
Selling, general and administrative		26.2	40.3		43.4
Restructuring (note 24)		5.3	5.9		25.3
Impairment and other closure costs (note 7)		3.3	823.6		294.5
Costs and Expenses		772.9	1,784.2		1,403.0
Operating earnings (loss)		24.8	(704.5)		(351.6)
Interest expense, net (note 25)		(60.3)	(73.2)		(71.9)
Foreign exchange gain (loss) on long-term debt		24.0	(9.7)		27.6
Other income (expense), net (note 26)		(2.6)	(2.1)		(2.6)
Loss before reorganization items and income taxes		(14.1)	(789.5)		(398.5)
Reorganization items, net (note 6)		666.9	0		0
Income (loss) before income taxes		652.8	(789.5)		(398.5)
Income tax expense (recovery) (note 21)		(1.1)	(8.4)	[1]	(19.8)	[2]
Earnings (loss) from continuing operations		653.9	(781.1)		(378.7)
Loss from discontinued operations net of tax (note 9)		(3.6)	(195.5)		(19.5)
Net earnings (loss)		650.3	(976.6)		(398.2)
Net (earnings) loss attributable to non-controlling interest (note 8)		(31.9)	2.6		1.3
Net earnings (loss) attributable to the company		618.4	(974.0)		(396.9)
Basic and diluted net earnings (loss) per share from continuing operations attributable to the company's common shareholders (note 27) (in dollars per share)		1.63	(2.04)		(0.99)
Basic and diluted net loss per share from discontinued operations attributable to the company's common shareholders (in dollars per share)		(0.01)	(0.51)		(0.05)
Weighted average number of the company's common shares outstanding (in shares)		381.9	381.9		381.8

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations
[2]	Included $19.8 million income tax recovery related to continuing operations and $3.5 million income tax expense related to discontinued operations